Fair value hierarchy (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of fair value measurement of assets [text block]

December 31, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	53,670	666,227	719,897	53,670	—
Cash and Demand deposit	—	666,227	666,227	—	—
Money Market Fund and Others	53,670	—	53,670	53,670	—
Financial Assets	10,896	88,193	99,089	10,896	—
Other Assets (1)	30,126	5,095	35,221	—	30,126
Trade and Other Receivables	—	598,006	598,006	—	—
Derivative financial instruments (1)	140	—	140	—	140
	94,832	1,357,521	1,452,353	64,566	30,266

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Assets
Cash and Cash Equivalents	53,490	371,682	425,172	53,490	—
Cash and Demand deposit	—	371,682	371,682	—	—
Money Market Fund and Others	53,490	—	53,490	53,490	—
Financial Assets at Fair Value through Profit or Loss	129,319	—	129,319	129,319	—
Other Assets (1)	16,314	7,186	23,500	—	16,314
Trade and Other Receivables	—	514,757	514,757	—	—
Derivative financial instruments (1)	2,874	—	2,874	—	2,874
	201,997	893,625	1,095,622	182,809	19,188

Disclosure of fair value measurement of liabilities [text block]

December 31, 2025	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(854,436)	(854,436)	—	—
Derivative financial instruments (1)	(1,567)	—	(1,567)	—	(1,567)
Finance liability	—	(86,898)	(86,898)	—	—
Lease Liabilities	—	(3,385)	(3,385)	—	—
	(1,567)	(944,719)	(946,286)	—	(1,567)

December 31, 2024	FVPL	Amortized cost	Total	Level 1	Level 2
Liabilities
Trade and Other Payables	—	(597,787)	(597,787)	—	—
Derivative financial instruments (1)	(6,227)	—	(6,227)	—	(6,227)
Finance liability	—	(50,455)	(50,455)	—	—
Lease Liabilities	—	(4,000)	(4,000)	—	—
	(6,227)	(652,242)	(658,469)	—	(6,227)